Summary of Significant Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting
Basis of accounting
The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Administrative Committee to make estimates and assumptions that affect the reported amounts of net assets and liabilities and changes therein. Actual results could differ from those estimates.

Investment valuation and income recognition
Investment valuation and income recognition
Investments in common stock and mutual funds are reported at fair value. Investments in the common trust funds are reported at Net Asset Value (“NAV”) as a practical expedient to estimate fair value. Information on fair value measurements is provided in note 3. During 2025, the Plan introduced a stable value fund as a new investment option for participants, which is reported at contract value. Information on investment contracts is provided in note 4. Investment income of M&T common stock, the common trust funds, the stable value fund and each mutual fund is allocated to participants based on their proportionate share of the net assets of the respective investment alternative. Interest income on loans to participants is allocated to participants based on their respective loan agreement.
Purchases and sales of securities are reflected on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, which consists of realized gains and losses and the change in unrealized appreciation on investments.
Notes receivable from participants
Notes receivable from participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document.
Administrative expenses
Administrative expenses
The Plan’s expenses are paid by either the Plan or the Company, as provided by the Plan document. Expenses that are paid directly by the Company are excluded from these financial statements. In addition, certain investment-related expenses are included in Net appreciation in fair value of investments presented in the accompanying Statement of Changes in Net Assets Available for Benefits. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are reflected as a reduction in plan assets. Brokerage commissions for acquiring or selling securities are paid by the Plan.
Participant benefits and withdrawals	Participant benefits and withdrawals Benefits are recorded when paid.